Dreyfus Institutional Reserves Funds
-Dreyfus Institutional Treasury and Agency Cash Advantage Fund

-Dreyfus Institutional Treasury Prime Cash Advantage Fund

Incorporated herein by reference are the supplements to the Registrant's prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 23, 2015 (SEC Accession No. 0001423799-15-000079).